Scope of consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Scope Of Consolidation [Abstract]
Disclosure of interests in principle subsidiaries	The following table sets forth a list of the principal subsidiaries of the Company, which are grouped by reportable segments, as well as listing of companies within Other activities.

Name	Country	Percentage Interest Held
North America
FCA US LLC	USA	100.00
FCA Canada Inc.	Canada	100.00
Stellantis Mexico, S.A. de C.V.	Mexico	100.00
South America
FCA Fiat Chrysler Automoveis Brasil Ltda.	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Peugeot Citroën Argentina S.A.	Argentina	99.96
Enlarged Europe
Stellantis Europe S.p.A.	Italy	100.00
Automobiles Peugeot	France	100.00
Automobiles Citroën	France	100.00
Opel Automobile GmbH	Germany	100.00
Groupe PSA Italia S.p.A.	Italy	100.00
Stellantis & You France S.A.S.	France	100.00
Stellantis Auto S.A.S.	France	100.00
FCA Germany GmbH	Germany	100.00
Stellantis España, S.L.	Spain	99.99
Vauxhall Motors Limited	United Kingdom	100.00
FCA France S.A.S.	France	100.00
Peugeot Motor Company PLC	United Kingdom	100.00
Stellantis & You UK Limited	United Kingdom	100.00
Peugeot Deutschland GmbH	Germany	100.00
Stellantis & You Italia S.p.A.	Italy	100.00
Stellantis Nederland B.V.	Netherlands	100.00
Citroën Deutschland GmbH	Germany	100.00
Citroën UK Ltd	United Kingdom	100.00
FCA Poland S.p.z.o.o.	Poland	100.00

Middle East & Africa
Stellantis Middle East FZE	United Arab Emirates	100.00
Stellantis Otomotiv Pazarlama Anonim Sirketi	Turkey	100.00
China and India & Asia Pacific
Stellantis Japan Ltd.	Japan	100.00
Fiat India Automobiles Private Limited	India	50.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co., Ltd.	People's Rep.of China	100.00
Maserati North America Inc.	USA	100.00
Financial Services
Stellantis Financial Services Europe S.A.	France	100.00
Stellantis Automotive Finance Co. Ltd.	People's Rep.of China	100.00
Stellantis Financial Services US Corp.	USA	100.00
Banco Stellantis S.A.	Brazil	100.00
Fidis S.p.A.	Italy	100.00
Holdings & Other Companies
FCA North America Holdings LLC	USA	100.00
GIE PSA Trésorerie	France	100.00
Fiat Chrysler Finance North America, Inc.	USA	100.00
FCA US Insurance Company	USA	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Stellantis International S.A.	Switzerland	100.00

Disclosure of assets and liabilities acquired in business combination	The following table shows the assets and liabilities acquired. The amounts reported are final.

(€ million)	At December 22, 2022
Goodwill	€172
Other intangible assets	87
Other assets	13
Total assets	€272
Total equity	€239
Long-term debt and Short term debt and current portion of long-term debt	21
Other liabilities	12
Total equity and liabilities	€272
Goodwill arising from the acquisition was determined as follows:

(€ million)	At the acquisition date (January 17, 2021)
Consideration transferred	19,837
Add: minority interests	59
Less: fair value of FCA’s Net assets acquired	8,390
Goodwill	11,506
The fair values
assigned to the assets acquired and liabilities assumed are final.

(€ million)	At the acquisition date (January 17, 2021)
Assets
Intangible assets with indefinite useful lives	€12,797
Other intangible assets	8,256
Property, plant and equipment	20,667
Equity method investments	2,637
Non-current financial assets	320
Other non-current assets	3,833
Total Non-current assets	48,510
Inventories	9,333
Assets sold with a buy-back commitment	812
Trade receivables	1,970
Other current assets and prepaid expenses	4,408
Current financial assets	502
Cash and cash equivalents	22,514
Total Current assets	39,539
Total Assets	€88,049

Liabilities
Long-term debt	€18,362
Other non-current financial liabilities	269
Other non-current liabilities	5,386
Non-current provisions	5,452
Employee benefits liabilities	8,181
Total Non-current liabilities	37,650
Short-term debt and current portion of long-term debt	4,052
Current provisions	7,540
Employee benefits liabilities	595
Trade payables	20,302
Other current financial liabilities	159
Other current liabilities	9,361
Total Current liabilities	42,009
Total Liabilities	79,659
Net assets acquired	€8,390

Disclosure of detailed information for consideration transferred calculation	Based on the
number of shares of FCA and PSA that are issued and outstanding as of January 16, 2021, the respective percentages of ownership of PSA and the former FCA shareholders are as follows:

	Number of shares issued and outstanding as of January 16, 2021		Exchange ratio	Adjusted number of shares on completion (i.e. Stellantis shares)		Exchange ratio	Deemed number of shares for consideration transferred calculation
	(a)		(b)	(c) = (a)*(b)		(d)	(e) = (c)/(d)
PSA	887,038,000	(1)	1.742	1,545,220,196	49.53%	1.742	887,038,000	49.53%
FCA	1,574,714,499	(2)	1	1,574,714,499	50.47%	1.742	903,969,288	50.47%
Total				3,119,934,695			1,791,007,288
________________________________________________________________________________________________________________________________________________
(1) Number of shares as of January 16, 2021, net of 7,790,213 treasury shares
(2) The number of shares as of January 16, 2021 includes 7,195,225 shares that vested during 2020 in connection with FCA’s Equity Incentive Plan

Disclosure of consideration transferred computation under reverse acquisition accounting	The computation of the consideration transferred under reverse acquisition accounting is summarized as follows:

Number of shares of PSA deemed to be issued to FCA shareholders under reverse acquisition accounting	Number of shares	903,969,288
Market price of PSA shares as of January 15, 2021		€€21.85
Fair value of common shares deemed to be issued to FCA shareholders as of January 15, 2021	€ million	19,752
Additional consideration for share-based compensation	€ million	85
Consideration transferred	€ million	€19,837